Property and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	$ 85
Property, plant and equipment including right-of-use assets at the end of the period	60	$ 85
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	72
Property, plant and equipment including right-of-use assets at the end of the period	51	72
Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	2
Property, plant and equipment including right-of-use assets at the end of the period	0	2
Equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	11
Property, plant and equipment including right-of-use assets at the end of the period	9	11
Cost value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	243	300
Additions	3	1
Sales/disposals	(9)	(36)
Remeasurement	(3)	(1)
Currency translation difference	42	(21)
Property, plant and equipment including right-of-use assets at the end of the period	276	243
Cost value | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	178	226
Additions	0	0
Sales/disposals	(7)	(31)
Remeasurement	(3)	(1)
Currency translation difference	31	(16)
Property, plant and equipment including right-of-use assets at the end of the period	199	178
Cost value | Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	12	14
Additions	0	0
Sales/disposals	0	(1)
Remeasurement	0	0
Currency translation difference	2	(1)
Property, plant and equipment including right-of-use assets at the end of the period	14	12
Cost value | Equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	53	60
Additions	3	1
Sales/disposals	(2)	(4)
Remeasurement	0	0
Currency translation difference	9	(4)
Property, plant and equipment including right-of-use assets at the end of the period	63	53
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(125)	(143)
Depreciation for the year	(18)	(24)
Sales/disposals	8	31
Currency translation difference	(24)	11
Property, plant and equipment including right-of-use assets at the end of the period	(159)	(125)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(77)	(95)
Depreciation for the year	(15)	(16)
Sales/disposals	7	27
Currency translation difference	(16)	7
Property, plant and equipment including right-of-use assets at the end of the period	(101)	(77)
Accumulated depreciation | Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(9)	(10)
Depreciation for the year	0	(1)
Sales/disposals	0	1
Currency translation difference	(1)	1
Property, plant and equipment including right-of-use assets at the end of the period	(10)	(9)
Accumulated depreciation | Equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(39)	(38)
Depreciation for the year	(3)	(7)
Sales/disposals	1	3
Currency translation difference	(7)	3
Property, plant and equipment including right-of-use assets at the end of the period	(48)	(39)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(33)	(35)
Impairment for the year	(21)	(6)
Sales/disposals	0	3
Currency translation difference	(3)	5
Property, plant and equipment including right-of-use assets at the end of the period	(57)	(33)
Accumulated impairment | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(29)	(30)
Impairment for the year	(16)	(6)
Sales/disposals	0	3
Currency translation difference	(2)	4
Property, plant and equipment including right-of-use assets at the end of the period	(47)	(29)
Accumulated impairment | Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(1)	(2)
Impairment for the year	(3)	0
Sales/disposals	0	0
Currency translation difference	0	1
Property, plant and equipment including right-of-use assets at the end of the period	(4)	(1)
Accumulated impairment | Equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets at the beginning of the period	(3)	(3)
Impairment for the year	(2)	0
Sales/disposals	0	0
Currency translation difference	(1)	0
Property, plant and equipment including right-of-use assets at the end of the period	$ (6)	$ (3)